Investment Objectives and Goals	May 26, 2026
GraniteShares YieldBOOST AST ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on AST SpaceMobile, Inc.’ common share (NASDAQ: ASTS) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST BMNR ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Bitmine Immersion Technologies Inc.’ common share (NYSE: BMNR) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST IREN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on IREN Limited’ common share (NASDAQ: IREN) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST LITE ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Lumentum Holdings Inc.’s common share (NASDAQ: LITE) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST RKLB ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Rocket Lab Corporation’s common share (NASDAQ: RKLB) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST SNDK ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on SanDisk Corporation’s common share (NASDAQ: SNDK) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.